Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Cash and cash equivalents	$ 161,305	$ 192,962	$ 74,625	$ 18,069